Loan Receivable	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Receivables [Abstract]
Loan Receivable

8. Loans Receivable

Loan receivables amounted $196,000 ($196,000 current and $0 noncurrent) and $196,000 ($0 current and $196,000 noncurrent) as of December 31, 2021 and June 30, 2021, respectively. Loan receivables are mainly loan to Hempistry Inc. for business use due on July 31, 2022.

11. Loan Receivable

Loan receivables amounted $196,000 ($0 current and $196,000 noncurrent) and $1,365 ($1,365 current and $0 noncurrent) as of June 30, 2021 and 2020, respectively. Loan receivables are mainly advanced payments to the other companies.